TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2018
TRADE AND OTHER RECEIVABLES.
Schedule of trade and other receivables

	2018	2017
As at 31 December	US$’000	US$’000
Oil, natural gas and NGL sales	16,339	2,604
Joint interest billing receivables	594	930
Commodity hedge contract receivables	4,192	—
Other	124	432
Total trade and other receivables	21,249	3,966